PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 194,701	$ 184,934
Accumulated depreciation	120,386	108,356
Depreciated cost	74,315	76,578
Buildings and land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	83,775	83,436
Computers, software and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	64,262	59,047
Network equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	39,473	35,749
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,108	3,911
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	299	266
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,784	$ 2,525